Events after the reporting period	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Events after the reporting period

Note 21. Events after the reporting period

In April 2025, the Company entered into a Revolving Loan Agreement (the “Revolving Loan Agreement”) with Bowery Consulting Group Inc. (the “Lender”). Pursuant to the Revolving Loan Agreement, the Company issued to the Lender a revolving note dated April 7, 2025, in the principal amount of US$2,000,000 (the “Revolving Note” and such amount, the “Maximum Outstanding Amount”), which the Company may draw upon at its discretion from time to time (the “Financing”). Any drawdown on the Revolving Note bears interest at the rate of 14% per year. Proceeds from any Financing may be used for general corporate purposes, including but not limited to finance the expense of an equity offering by the Company for proceeds of not less than US$5,000,000. WestPark Capital, Inc. (“WestPark”) served as financial advisor to the Company with regard to the Financing. As financial advisor, WestPark received a fee of US$20,000 following the signing of the Revolving Loan Agreement. Out of the Maximum Outstanding Amount, the Lender has disbursed US$550,000 to date.

The Revolving Loan Agreement contains customary events of default. If an event of default occurs, the Lender may accelerate the indebtedness under the Revolving Loan Agreement, and an amount equal to 120% of the outstanding principal amount and accrued and unpaid interest plus other amounts, costs, expenses and/or liquidated damages due under the Financing, if any. As a condition for the Lender entering into the Revolving Loan Agreement, on April 7, 2025 (i) each of Jonathan Hart and Hugh Williams resigned as directors of the Company, and (ii) the Company’s remaining members of the Board of Directors appointed the following three people designated by the Lender as members of the Board of Directors: Richard Paolone, Eric Corbett and Angel Liriano. The resigning directors held 62,000 unvested restricted stock units (“RSUs”), 60,482 unlisted options granted either under the Company’s Start-Up Employee Share Option Plan or Employee Incentive Plan that became fully vested in conjunction with their respective resignations in April 2025. The resigning directors in total were also issued 60,000 RSU’s that vested immediately as part of their resignations.

In May 2025, the Company entered into a Consulting Agreement with IR Agency LLC for the provision of marketing and advertising services. Pursuant to the Consulting Agreement and subject to the Company completing a public offering resulting in aggregate gross proceeds of at least US$5,000,000, the Company will pay IR Agency LLC US$2,000,000 for the initial three month term of the Consulting Agreement. The initial term of the agreement may be extended by mutual agreement of the parties, and may be terminated, with or without cause, by either the Company or IR Agency LLC at any time by written notice to the other party. If the Consulting Agreement is terminated by the Company during the initial term for any reason, the Company will not be entitled to return of any of the compensation paid to IR Agency LLC. If the Company files for bankruptcy, becomes insolvent or is in material breach of the Consulting Agreement, IR Agency LLC may terminate the Consulting Agreement and the Company will not be entitled to the return of any of the compensation. If IR Agency LLC terminates the Consulting Agreement without Cause, then IR Agency LLC must return the unused portion (if any) of the compensation paid to IR Agency LLC. Within ten days after the termination or expiration of the Consulting Agreement, each party shall return to the other all proprietary or confidential information of the other party (and any copies thereof) in the party’s possession or, with the approval of the other party, destroy all such proprietary or confidential information.

Note 28. Events after the reporting period

In July 2024, at the discretion of the Board under the Company’s Employee Incentive Plan (EIP), 40,000 share rights have fully vested and converted into Ordinary Shares.

In September 2024, various employees and consultants were issued an aggregate of 139,500 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the Company’s Employee Incentive Plan. All share rights granted will vest and become exercisable in three tranches between May 2025 and August 2027.

In September 2024, we announced a revenue share agreement with UFC Gym, LLC in relation to the intention of rolling out the Warrior Training Program and Hype across UFC Gym’s global network of gyms, consisting of both corporate owned locations and franchises (with over 150 locations in 40 countries, including 80 in the United States) (“UFC Group”). In the initial phase, these programs will be introduced in locations across the US, the Middle East, the UK, Germany, Mexico, India and Central Asia. The revenue from the Warrior Training Program is shared, with the UFC Group receiving 70% and the Company receiving 30%.

In September 2024, Conor McGregor was appointed as a global ambassador (“Ambassador Agreement”) and will provide services customarily associated with such roles for a company in the mixed martial arts and technology sector (“Services”). The term of the Ambassador Agreement shall be effective for three years and either party may terminate the agreement upon 10 days prior written notice if the other party breaches the agreement and does not cure such breach within such time period. In consideration for providing these Services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights, 150,000 of which vested upon execution of the Ambassador Agreement, and the remainder of which will vest once the 30-day volume-weighted average price (VWAP) achieves the following triggers: 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.